Stock-Based Compensation (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2024	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025	Sep. 30, 2024
Stock Based Compensation [Line Items]
Grant shares			115,000
Stock-based compensation expense
Fair value of options granted per shares			$ 3.6
Collab Z Inc. 2025 Equity Incentive Plan [Member]
Stock Based Compensation [Line Items]
Number of shares authorized	763,708		763,708		763,708
Non-vested stock option	$ 886,868		$ 886,868		$ 660,013
Weighted average period			1 year 11 months 23 days		2 years 1 month 9 days
Grant shares			60,734		175,734
Stock-based compensation expense
Fair value of options granted per shares					$ 1.12
Outstanding options term			9 years 1 month 13 days		9 years 5 months 23 days